Consolidated Statements of Financial Position (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Fixed income securities, at fair value	$ 129,766	$ 98,079	$ 103,491
Equity securities, at fair value	433	1,571	1,141
Other investments	1,249	1,262	0
Total Investments	131,448	100,912	104,632
Cash and cash equivalents	8,685	19,912	23,249
Accrued investment income	735	517	586
Accounts receivable and other assets	38,848	21,923	9,579
Reinsurance recoverables, net	23,046	6,020	8,044
Prepaid reinsurance premiums	2,637	2,111	2,214
Deferred policy acquisition costs	6,699	3,764	3,020
Deferred tax asset, net	8,611	6,605	6,775
Intangible assets	740	0
Software and office equipment, net	2,265	1,137	440
Assets held for sale	166	166	13,634
Total Assets	223,880	163,067	172,173
Liabilities
Claims liabilities	104,046	70,067	91,643
Unearned premiums	44,779	25,457	15,691
Due to reinsurers and other insurers	2,902	3,803	5,701
Note payable	7,978	0
Other liabilities and accrued expenses	8,600	3,876	2,884
Total Liabilities	168,305	103,203	115,919
Shareholders’ Equity
Preferred shares	2,000	18,000	18,000
Ordinary shares	21	4	4
Restricted voting common shares	4	14	14
Additional paid-in capital	163,134	152,768	152,652
Retained deficit	(108,673)	(112,675)	(115,841)
Accumulated other comprehensive income, net of tax	(911)	1,753	1,425
Total Shareholders’ Equity	55,575	59,864	56,254
Total Liabilities and Shareholders’ Equity	$ 223,880	$ 163,067	$ 172,173